CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income (loss)		$ 215	$ (202)	$ 269
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		127	37	(309)
Available-for-sale securities		8	166	(98)
Net investment and cash flow hedges		(25)	(3)	23
Equity accounted investment		(5)	(79)	85
Taxes on the above items		(1)	6	(9)
Other comprehensive income that will be reclassified to profit or loss, net of tax		104	127	(308)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations		5	6	(1)
Total other comprehensive income (loss)		109	133	(309)
Comprehensive income (loss)		324	(69)	(40)
Attributable to:
Limited partners	[1]	(29)	(5)	0
Brookfield Asset Management Inc.	[2]	0	15	45
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	[1]	(28)	(5)	0
Special Limited Partners		142	0	0
Interest of others in operating subsidiaries		239	(74)	(85)
Comprehensive income (loss)		$ 324	$ (69)	$ (40)

[1]	For the periods subsequent to June 20, 2016.
[2]	For the periods prior to June 20, 2016.